Share warrant obligation - Fair value of Warrants (Details) - $ / shares			6 Months Ended	12 Months Ended
	Dec. 31, 2021	Aug. 27, 2021	Jun. 30, 2022	Dec. 31, 2021
Share warrant obligations
Warrant price	$ 0.77	$ 0.93
Starting share price1	$ 8.06	$ 10.67	$ 5.03	$ 8.06
Expected warrant life (years)	4 years 8 months 12 days	5 years	4 years 1 month 6 days	4 years 8 months 12 days